Long-term debt	6 Months Ended
Jun. 30, 2018
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term Debt:

7.       Long-term Debt:

Details of the Company’s credit facilities and debt securities are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report and are supplemented by the below new activities.

New Financing Activities

i)	On April 19, 2018, the Company entered into a loan agreement with the National Bank of Greece for the refinancing of the Commerzbank $120,000 Facility (as defined in 2017 Annual Report). On May 3, 2018 the Company drew $30,000 under the new facility (the “NBG $30,000 Facility”), which was used along with cash on hand to fully repay the $34,726 that remained outstanding under the Commerzbank $120,000 Facility. Upon the completion of the refinancing, unamortized debt issuance costs of $21 related to the Commerzbank $120,000 Facility were written off. The NBG $30,000 Facility is secured by a first priority mortgage on the vessels previously pledged under Commerzbank $120,000 Facility (Star Aurora, Star Gamma, Star Delta, Star Epsilon, Star Theta and Star Iris). The NBG $30,000 Facility matures on December 31, 2022 and is repayable in 19 equal quarterly installments of $950, commencing in August 2018, and a final balloon payment of $11,950, payable together with the last installment.

ii)	In April 2018, the Company entered into a committed term sheet with DNB Bank ASA, or the “DNB $310,000 Facility”, for approximately $310,000, of which a tranche of $240,000 will be used to refinance the remaining aggregate outstanding amount under the ABN $87,458 Facility, the DNB-SEB-CEXIM $227,500 Facility, the DNB $120,000 Facility, the Deutsche Bank AG $39,000 Facility and the ABN AMRO Bank N.V. $30,844 Facility, respectively. The loan will be secured by a first priority mortgage on the vessels previously pledged under the refinanced facilities. The drawdown of the tranche of $240,000 is expected to be consummated in the third quarter of 2018 and will be repayable in 20 equal quarterly installments of $8,696 and a balloon payment along with the last installment in an amount of $66,087. The tranche of $70,000, which will be used for working capital purposes and is expected to be drawn down in the end of the third quarter of 2018, will be repayable in 12 quarterly installments, each being equal to 5.55% of that tranche and the remaining balance will be repaid in the form of a balloon installment at the final repayment date. The completion of the transaction is subject to the execution of customary definitive documentation.

iii)	In April 2018, the Company entered into a committed term sheet with ING Bank N.V., London Branch for a loan of $45,000, or the “ING $45,000 Facility,” to refinance the outstanding amount under the Deutsche Bank $85,000 Facility. The drawdown of the facility is expected to be consummated in the end of the third quarter of 2018 and will be repayable in 28 equal quarterly installments of $937.5 and a balloon payment along with the last installment in an amount of $18,750. The facility will be secured by a first priority mortgage on the vessels previously pledged under the refinanced Deutsche Bank $85,000 Facility. The completion of the transaction is subject to the execution of customary definitive documentation.

iv)	In April 2018, the Company entered into a committed term sheet with Citibank N.A., London Branch for $130,000, or the “Citi $130,000 Facility,” to refinance in full the approximately $65,000 outstanding under the Citi Facility and provide approximately $65,000 to refinance the existing indebtedness of five of the Augustea Vessels. The total loan amount is expected to be drawn in the end of the third quarter of 2018 and will be repayable in 20 equal quarterly installments of $3,650 each, and a balloon payment along with the last installment in an amount of $57,000. The Citi $130,000 Facility will be secured by a first priority mortgage on the vessels previously pledged under the refinanced Citi Facility and the 5 applicable Augustea Vessels. The completion of the transaction is subject to the execution of customary definitive documentation.

v)	In June 2018, the Company entered into a committed term sheet with Credit Agricole Corporate and Investment Bank for a loan of $43,000, or the “Credit Agricole $43,000 Facility” to refinance the outstanding amount under the Credit Agricole $70,000 Facility. The loan documentation was executed and the amount was drawn in August 2018. The facility is secured by the two vessels previously securing the Credit Agricole $70,000 Facility and was drawn in two tranches, each being repayable in 20 equal quarterly installments of $625 and a balloon payment along with the last installment in an amount of $9,000.

The Company’s credit facilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum percentage of aggregate vessel value to secured loans (the security cover ratio or “SCR”);
•	a maximum ratio of total liabilities to market value adjusted total assets;
•	a minimum EBITDA to interest coverage ratio;
•	a minimum liquidity; and
•	a minimum market value adjusted net worth.

In addition, the supplemental agreements the Company entered into in connection with the restructuring of its debt (the “Supplemental Agreements”) impose certain restrictions on the Company and specify a quarterly cash sweep mechanism for excess cash generated to be applied towards the payment of deferred principal payments owed from June 1, 2016 through June 30, 2018 under the Company’s loan agreements (the “Deferred Amounts”). For a description of the restructuring, including the covenants, other limitations and the cash sweep mechanism placed upon the Company under the Supplemental Agreements, see “Item 5.  Operating and Financial Review and Prospects – B. Liquidity and Capital Resources – The Restructuring Transactions” in the 2017 Annual Report. In February 2018, the Company paid $35,632 to all parties under its Supplemental Agreements, as further described in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report, representing the excess cash resulting from the cash sweep mechanism as of December 31, 2017.

On December 28, 2017 the Company announced that in light of its improved performance and the dry bulk market in general, it was planning to make debt principal repayments that are in total at least equivalent to the amortization payments scheduled prior to the commencement of debt amortization holidays for the first and second quarter 2018, starting from January 1, 2018, under the cash sweep mechanism incorporated in its loan agreements. As a result an amount of $30,000 and $22,723 was repaid in May 2018 and July 2018, respectively.

As of December 31, 2017 and June 30, 2018, the Company was required to maintain minimum liquidity, not legally restricted, of $51,359 and $52,463, respectively, which is included within “Cash and cash equivalents” in the accompanying consolidated balance sheets. In addition, as of December 31, 2017 and June 30, 2018, the Company was required to maintain a minimum liquidity, legally restricted, of $15,589 and $21,845, which is included within “Restricted cash” in the accompanying consolidated balance sheets.

Under all loan agreements, the Company is not allowed to pay dividends until all Deferred Amounts have been repaid in full. Additionally, the Company may not pay dividends or distributions if an event of default has occurred and is continuing or would result from such dividend or distribution. As of December 31, 2017 and June 30, 2018, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the Company’s senior unsecured notes due 2022 (the “2022 Notes”).

The principal payments required to be made after June 30, 2018 for all of the then-outstanding bank debt, are as follows:

Twelve month periods ending	Amount
June 30, 2019	$119,657
June 30, 2020	76,026
June 30, 2021	129,711
June 30, 2022	69,772
June 30, 2023	80,772
June 30, 2024 and thereafter	210,317
Total Long term debt	$686,255
Unamortized debt issuance costs	6,438
Total Long term debt, net	$679,817
Current portion of long term debt	119,657
Long term debt, net	560,160

The current portion of long-term debt as of June 30, 2018, includes the following:

i) the scheduled loan repayments for the twelve month period ending June 30, 2019 according to the outstanding loan agreements (as amended with Supplemental Agreements),

ii) $22,723 prepaid in July 2018 under the cash sweep mechanism discussed above and

iii) the adjustment for the refinancing of Company’s facilities described above.

The 2022 Notes mature in November 2022 and are presented in the accompanying consolidated balance sheets as of June 30, 2018 net of unamortized deferred financing fees of $1,797.

For the six-month periods ended June 30, 2017 and 2018, the Company’s existing financing agreements bore interest at a weighted-average rate of approximately 4.58% and 5.40%, respectively.

All of the Company’s bank loans bear interest at LIBOR plus a margin. The amounts of “Interest and finance costs” included in the accompanying consolidated unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six months ended June 30,
	2017	2018
Interest on long term debt and capital leases	$23,008	$28,691
Less: Interest capitalized	(1,260)	(468)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	473	73
Amortization of debt issuance costs	1,288	1,367
Other bank and finance charges	257	675
Interest and finance costs	$23,766	$30,338

In connection with the cancellation of certain loan commitments resulting from the sale of certain newbuilding vessels upon their delivery from the shipyard, $358 of unamortized deferred finance charges were written off and included under “Loss on debt extinguishment” in the accompanying unaudited interim condensed consolidated statements of operations for the six-month period ended June 30, 2017. In addition, in connection with the refinancing of the Commerzbank $120,000 Facility discussed above, $21 of the then unamortized debt issuance costs were written off and included under “Loss on debt extinguishment” in the accompanying unaudited interim condensed consolidated statements of operations for the six-month period ended June 30, 2018.